Noncontrolling Interests (Details) - Schedule of noncontrolling shareholders in MPS		12 Months Ended
	Nov. 02, 2018	Dec. 31, 2020 [1]
Schedule of noncontrolling shareholders in MPS [Abstract]
Expected liquidation date	Dec. 31, 2021
Length of Holding Period Restriction in years	3 years 1 month 28 days
Volatility per year	48.00%	51.70%
Dividend Yield expressed as % of stock price	0.00%

[1]	Volatility The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.